Cash Flow Statements Reconciliation (Tables)	12 Months Ended
Jun. 30, 2023
Cash Flow Statement Reconciliation [Abstract]
Summary of Cash Flow Statements Reconciliation

	2023	2022	2021
			Restated
	US$	US$	US$
(a) Reconciliation to cash at the end of the year
Cash at bank and in hand (note 17)	89,188,713	44,631,293	118,193,177
	89,188,713	44,631,293	118,193,177
(b) Reconciliation of net loss after tax to net cash flows from operations
Net loss for the year	(142,521,085)	(92,817,371)	(45,344,496)
Adjustments for:
Income tax benefit recognized in profit or loss	(5,926,350)	(6,299,286)	(4,938,846)
Net loss of disposal of non-current assets	—	169	—
Depreciation of non-current assets	17,001	11,917	15,012
Depreciation of right-of-use assets	84,226	66,465	91,656
Interest expense on DFA	13,462,160	—	—
Fair value adjustment gain on DFA	(12,302,160)	—	—
Share-based payments	5,834,686	5,251,572	3,897,638
Net exchange differences	489,137	2,813,993	11,011,961
	1,658,700	1,844,830	10,077,421
Changes in:
Payables	7,296,785	8,511,607	(1,552,443)
Receivables	378,896	307,618	(369,712)
Prepayments	6,142,284	5,730,207	(14,231,546)
Provisions	136,755	115,259	40,510
Net cash flows used in operating activities before tax	(126,907,665)	(76,307,850)	(51,380,266)
R&D tax incentive received	6,299,286	4,972,898	5,834,099
Net cash flows used in operating activities	(120,608,379)	(71,334,952)	(45,546,167)